Ordinary shares	12 Months Ended
Dec. 31, 2025
Ordinary shares.
Ordinary shares
10	Ordinary shares

Immediately prior to the completion of the IPO, the Company adopted a dual class share structure. All of the outstanding ordinary shares prior to the completion of the IPO were automatically redesignated or converted into Class B ordinary shares on a one-for-one basis, and all ordinary shares issued in or after the completion of the IPO are Class A ordinary shares. All share-based awards, regardless of grant dates, will entitle holders to the equivalent number of Class A shares once the vesting and exercising conditions on such share-based compensation awards are met. Class A ordinary shares and Class B ordinary shares vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as may otherwise be required by law.

Each holder of Class A ordinary shares is entitled to one vote per share and each holder of class B ordinary shares is entitled to ten votes per share on all matters submitted to them for a vote.

On June 4, 2020, the Company completed its follow-on offering on the New York Stock Exchange. The Company sold 4,907,100 Class A ordinary shares at US$1.27 per share, including the exercise of the over-allotment option. The total gross capital raise was approximately US$6,216.

As of December 31, 2023, 2024 and 2025, 1,500,000,000 ordinary shares have been authorized, including (i) 1,000,000,000 Class A ordinary shares of a par value of US$0.0001 each, (ii) 350,000,000 Class B ordinary shares of a par value of US$0.0001 each and (iii) 150,000,000 shares of a par value of US$0.0001 each of such class or classes however designated by the Board of Directors.

As of December 31, 2023 and 2024, 1,500,000,000 ordinary shares have been authorized, including (i) 1,000,000,000 Class A ordinary shares of a par value of US$0.0001 each, (ii) 350,000,000 Class B ordinary shares of a par value of US$0.0001 each and (iii) 150,000,000 shares of a par value of US$0.0001 each of such class or classes however designated by the Board of Directors.

As of December 31, 2024, 350,794,377 ordinary shares have been issued, of which 247,187,397 were Class A ordinary shares and 103,606,980 were Class B ordinary shares. 350,794,377 ordinary shares are outstanding, of which 247,187,397 were Class A ordinary shares and 103,606,980 were Class B ordinary shares. The movement of Class A ordinary shares for the year ended 2024 includes settlement of RSU by new issuance of 6,687,180 shares and exercise of 807,000 share options. The Class B ordinary shares hadn’t changed for the year ended 2024.

10	Ordinary shares (Continued)

As of December 31, 2025, 359,059,557 ordinary shares have been issued, of which 255,452,577 were Class A ordinary shares and 103,606,980 were Class B ordinary shares. 359,059,557 ordinary shares are outstanding, of which 255,452,577 were Class A ordinary shares and 103,606,980 were Class B ordinary shares. The movement of Class A ordinary shares for the year ended December 31, 2025 includes settlement of RSU by new issuance of 5,649,420 shares and exercise of 2,615,760 share options. The Class B ordinary shares hadn’t changed for the year ended December 31, 2025.